COMMITMENTS - Contractual Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments [Abstract]
Purchase obligations	$ 209.9	$ 114.6
Capital expenditure obligations	158.8	347.0
Lease obligations	130.4	33.7
Contractual obligation	$ 499.1	$ 495.3